LAND USE RIGHTS, NET (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
LAND USE RIGHTS, NET
Less: accumulated amortization	(147,015)	(136,907)
Amortization expenses	27,767	34,274	49,043
Estimated future amortization expenses of continuing operations
2014	19,983
2015	11,757
2016	9,276
2017	4,916
2018	4,907
Land use rights
LAND USE RIGHTS, NET
Land use rights	2,218	2,218
Less: accumulated amortization	(193)	(149)
Intangible assets, net	2,025	2,069
Amortization expenses	44	44	52
Estimated future amortization expenses of continuing operations
2014	44
2015	44
2016	44
2017	44
2018	44